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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc
                 ----------------------------------
   Address:      100 S. Rockland Falls Rd.
                 ----------------------------------
                 Rockland, DE  19732
                 ----------------------------------

                 ----------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

        Elizabeth B. Kirker             Rockland, DE       10/22/2002
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 63
                                        --------------------

Form 13F Information Table Value Total: $144,286,875
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]


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-------------------------------------------------------------------------------
                          GREENVILLE CAPITAL MANAGEMENT
-------------------------------------------------------------------------------
                                   13F REPORT
-------------------------------------------------------------------------------
                        QUARTER ENDED SEPTEMBER 30, 2002
-------------------------------------------------------------------------------

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COMMON STOCK                            CLASS                 CUSIP                  VALUE         QUANTITY
-----------------------------------------------------------------------------------------------------------------------------------
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AMN HEALTHCARE SERVICES, INC            COMMON              001744101          $    2,390,848        129,235
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APW, INC                                COMMON              G04397108          $           54         2,700
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AARON RENTS, INC.                       COMMON             0021535201          $    3,897,925        169,475
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ALLOY                                   COMMON              019855105          $    2,156,819        259,545
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ANTEON INTERNATIONAL CORP               COMMON              03674E108          $    3,771,225        138,750
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ARTESYN TECHNOLOGIES, INC.              COMMON              043127109          $        6,984         4,625
-----------------------------------------------------------------------------------------------------------------------------------
AVOCENT CORPORATION                     COMMON              053893103          $       40,140         3,000
-----------------------------------------------------------------------------------------------------------------------------------
BENCHMARK ELECTRONICS                   COMMON              08160H101          $    2,145,416        101,920
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BORGWARNER INC.                         COMMON              099724106          $    3,688,252         74,300
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BROOKS AUTOMATION                       COMMON              11434A100          $       30,915         2,700
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CALIFORNIA PIZZA KITCHEN, INC           COMMON              13054D109          $    3,420,437        148,650
-----------------------------------------------------------------------------------------------------------------------------------
CARBO CERAMICS                          COMMON              140781105          $    1,535,386         42,840
-----------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP                   COMMON              141665109          $    7,240,855        150,826
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX, INC                        COMMON              141705103          $    5,959,401        350,553
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY                       COMMON              165167107          $    2,510,739        380,415
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CHORDIANT SOFTWARE, INC.                COMMON              170404107          $       14,043         15,100
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CLEAR ONE COMMUNICATIONS, INC           COMMON              185060100          $       23,188         6,800
-----------------------------------------------------------------------------------------------------------------------------------
COINSTAR, INC                           COMMON              19259P300          $    4,257,051        165,130
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CONCORD CAMERA                          COMMON              206156101          $       56,153        12,050
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CONMED CORP                             COMMON              207410101          $    3,296,540       163,600
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COVENTRY HEALTH CARE                    COMMON              222862104          $    5,800,763       178,485
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CROSS MEDIA MARKETING CORP              COMMON              22754R201          $        6,750        9,000
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EMS TECHNOLOGY                          COMMON              26873N108          $      308,292       30,048
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ENDOCARE, INC.                          COMMON              29264P104          $    4,541,636       317,375
-----------------------------------------------------------------------------------------------------------------------------------
FMC CORP NEW                            COMMON              302491303          $        2,582         100
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GAMESTOP CORP                           COMMON              36466R101          $    3,002,060       146,800
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GARMIN LTD.                             COMMON              G37260109          $    4,786,549       258,035
-----------------------------------------------------------------------------------------------------------------------------------
HAL KINION & ASSOCIATES                 COMMON              406069104          $       30,000        5,000
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HUGHES SUPPLY, INC                      COMMON              444482103          $      101,262        3,475
-----------------------------------------------------------------------------------------------------------------------------------
HYDRIL COMPANY                          COMMON              448774109          $    5,209,698       209,393
-----------------------------------------------------------------------------------------------------------------------------------
ICT GROUP, INC                          COMMON              44929Y101          $    5,052,638       249,513
-----------------------------------------------------------------------------------------------------------------------------------
INSIGHT ENTERPRISES                     COMMON              45765U103          $       36,540        3,600
-----------------------------------------------------------------------------------------------------------------------------------
KEYSTONE AUTOMOTIVES                    COMMON              49338N109          $    2,980,313       180,625
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LIFEPOINT HOSPITALS                     COMMON              53219L109          $    3,141,411       100,725
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MSC SOFTWARE TECHNOLOGY, INC            COMMON              55351104           $       76,254        8,950
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MANTECH INTERNATIONAL                   COMMON              564563104          $    3,219,436       137,225
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MEASUREMENT SPECIALTIES, INC.           COMMON              583421102          $           60       6,000
-----------------------------------------------------------------------------------------------------------------------------------
MERIT MEDICAL SYSTEMS                   COMMON              589889104          $    3,320,625       171,964
-----------------------------------------------------------------------------------------------------------------------------------
MICROSEMI                               COMMON              595137100          $       46,563       8,300
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MICROTUNE                               COMMON              595144109          $       29,824       12,375
-----------------------------------------------------------------------------------------------------------------------------------
MONOLITHIC SYSTEM TECHNOLOGIES INC      COMMON              609842109          $    3,292,830      329,283
-----------------------------------------------------------------------------------------------------------------------------------
MONTERAY PASTA                          COMMON              612570101          $       37,200       8,000
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NOBLE INTERNATIONAL, LTD                COMMON              655053106          $    1,397,225      126,675
-----------------------------------------------------------------------------------------------------------------------------------
OSI SYSTEMS, INC                        COMMON              671044105          $    3,012,368      174,075
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OPTION CARE                             COMMON              683948103          $    4,201,591      474,756
-----------------------------------------------------------------------------------------------------------------------------------
PEET'S COFFEE & TEA INC.                COMMON              705560100          $    3,329,920      260,150
-----------------------------------------------------------------------------------------------------------------------------------
PETSMART INC.                           COMMON              716768106          $    5,594,121      314,100
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PIONEER NATURAL RESOURCES COMPANY       COMMON              723787107          $    5,124,268      211,310
-----------------------------------------------------------------------------------------------------------------------------------
PRIORITY HEALTHCARE                     COMMON              74264T102          $    4,221,328      167,513
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PROQUEST COMPANY                        COMMON              743460102          $    1,602,116       52,788
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QRS CORP                                COMMON              74726X105          $       33,813        5,100
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RETALIX                                 COMMON              M8215W109          $    1,927,216       205,023
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SELECT MEDICAL INC.                     COMMON              816196109          $    3,577,860       250,200
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SKYWEST, INC.                           COMMON              830879102          $    2,087,485       159,350
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SYMMETRICOM                             COMMON              871543104          $       28,160       11,000
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TBC CORP                                COMMON              872180104          $    2,753,546       265,530
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TETRA TECHNOLOGIES, INC                 COMMON              88162F105          $    2,385,256       118,375
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THE YANKEE CANDLE COMPANY               COMMON              984757104          $    2,592,241       150,975
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TRANSWITCH CORP                         COMMON              894065101          $        1,361        3,320
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UTSTARCOM INC                           COMMON              918076100          $    1,608,313       105,325
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VERISITY, LTD                           COMMON              M97385112          $    2,106,813       176,450
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W HOLDING COMPANY INC                   COMMON              929251106          $    1,544,833        94,775
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ERESEARCH TECHNOLOGY, INC.              COMMON              29481V108          $    3,691,384       200,075
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                                      63                                       $ 144,286,875
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